Equity Incentive Plans - Stock-based compensation and estimated unrecognized expense related to stock option and RSU (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 06, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 2,538	$ 275
Stock options unrecognized expense	2,088
Restricted stock units unrecognized expense	$ 6,100
Exchange Ratio	0.9406		0.9406
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 800	275
Remaining vesting period (in years)	2 years 3 months 18 days
Recapitalization Transaction, Exchange Ratio in Business Combination Agreement	0.9406
Stock options | Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 27	1
Stock options | Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	731	273
Stock options | Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	42	$ 1
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 1,738
Remaining vesting period (in years)	2 years 8 months 12 days
Restricted Stock Units | Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 45
Restricted Stock Units | Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	1,680
Restricted Stock Units | Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 13